JPMorgan Unconstrained Debt Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Unconstrained Debt Fund	Feb. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 464
Expense Example, No Redemption, 3 Years	698
Expense Example, No Redemption, 5 Years	949
Expense Example, No Redemption, 10 Years	1,669
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	144
Expense Example, No Redemption, 3 Years	495
Expense Example, No Redemption, 5 Years	870
Expense Example, No Redemption, 10 Years	1,786
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	257
Expense Example, No Redemption, 5 Years	462
Expense Example, No Redemption, 10 Years	$ 1,053